Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (10,256)	$ 20,310	$ 27,370
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(219)	(1,233)	(1,876)
Net (decrease) increase from foreign exchange contracts designated as hedges	(1,253)	(19)	1,561
Benefit (provision) for income taxes on net (decrease) increase from foreign exchange contracts designated as hedges	84	(18)	(156)
Other comprehensive loss	(1,388)	(1,270)	(471)
Comprehensive (loss) income	(11,644)	19,040	26,899
Comprehensive income attributable to noncontrolling interest	4,420	6,419	7,169
Comprehensive (loss) income attributable to Cognyte Software Ltd.	$ (16,064)	$ 12,621	$ 19,730